Other Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount transferred to third party	$ 319
Financing Note And Squire Surplus Note | Loans Payable | Brier Capital LLC
Related Party Transaction [Line Items]
Outstanding principal	$ 344	$ 158	$ 177
Financing Note | Loans Payable | Brier Capital LLC
Related Party Transaction [Line Items]
Stated interest rate	4.00%
Investment management fees | Affiliated entity
Related Party Transaction [Line Items]
Related party, expenses		58	58	$ 65
Investment management fees | PPM America, Inc.
Related Party Transaction [Line Items]
Related party, revenue		7	6	9
Investment management fees | Jackson Financial
Related Party Transaction [Line Items]
Related party, revenue		18
Investment management fees | Athene
Related Party Transaction [Line Items]
Related party, expenses		83	104	60
Information security and technology services | Affiliated entity
Related Party Transaction [Line Items]
Related party, revenue		0	4	$ 5
Line Of Credit Facility Provided By Parent | Facility Provided By Parent | Line of Credit | PPM America, Inc.
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 75
Basis spread on variable interest rate		2.00%
Commitment fee		0.10%
Outstanding balance		$ 20	20
Highest outstanding loan balance		20	20
Line Of Credit Facility Provided By Parent | Facility Provided By Parent | Line of Credit | Jackson Financial
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 100
Basis spread on variable interest rate		2.00%
Spread adjustment		0.12%
Commitment fee		0.10%
Outstanding balance		$ 0	0
Highest outstanding loan balance			$ 30
Line Of Credit Facility Provided By Parent | Facility Provided By Parent | Line of Credit | Jackson Holdings, LLC
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 20
Basis spread on variable interest rate		2.00%
Commitment fee		0.25%